Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details) - Designated as hedging instruments - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Cross currency swaps, included component
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, net investment hedges	$ 72	$ (1)	$ 131
Cross currency swaps, excluded component
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, net investment hedges	(26)	(6)	(1)
Foreign currency zero cost collars
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	0	0	1
Gains (losses) reclassified from AOCI, cash flow hedges	2	2	1
Foreign currency forwards
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	0	0	53
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in AOCI, cash flow hedges	11	5	6
Gains (losses) reclassified from AOCI, cash flow hedges	(2)	(5)	(6)
Cross currency swaps, interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized on derivative instruments (amount excluded from effectiveness testing – net investment hedges)	$ 5	$ 0	$ 12